Recurring Fair Value Measurements (Details) - Schedule of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Money Market Funds [Member]
Assets
Investments held in Trust Account – U.S. Money Market	$ 35,096,667	$ 323,911,642	$ 319,232,602
Public Warrants [Member]
Liabilities
Warrant liability	383,060	191,529	4,723,763
Private Placement Warrants [Member]
Liabilities
Warrant liability	375,373	187,687	4,628,976
Total		379,216	9,352,739
SPA liability
Liabilities
Subscription liability	9,191,162
Sponsor Loan Conversion Option [Member]
Liabilities
Sponsor loan conversion option
Total	9,949,595
Level 1 [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account – U.S. Money Market	35,096,667	323,911,642	319,232,602
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant liability	383,060	191,529	4,723,763
Level 1 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liability
Total		191,529	4,723,763
Level 1 [Member] | SPA liability
Liabilities
Subscription liability
Level 1 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Sponsor loan conversion option
Total	383,060
Level 2 [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account – U.S. Money Market
Level 2 [Member] | Public Warrants [Member]
Liabilities
Warrant liability
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liability	375,373	187,687	4,628,976
Total		187,687	4,628,976
Level 2 [Member] | SPA liability
Liabilities
Subscription liability
Level 2 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Sponsor loan conversion option
Total	375,373
Level 3 [Member] | Money Market Funds [Member]
Assets
Investments held in Trust Account – U.S. Money Market
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant liability
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities
Warrant liability
Total
Level 3 [Member] | SPA liability
Liabilities
Subscription liability	9,191,162
Level 3 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Sponsor loan conversion option
Total	$ 9,191,162